SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2023
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of short-term borrowings due to related parties

	June 30,	June 30,	June 30,
	2022	2023	2023
Short-term borrowings due to related parties:	RMB	RMB	US Dollars
Short-term borrowing from a founder, 4.35% annual interest, due on November 17, 2022*	¥4,006,767	¥—	$—
Short-term borrowing from a founder, 4.35% annual interest, due on December 26, 2022*	5,002,389	—	—
Short-term borrowing from a Founder, 3.65% annual interest, due on December 26, 2023	—	10,004,055	1,379,622
Short-term borrowing from a Founder, 3.40% annual interest, due on June 4, 2024	—	4,993,950	688,697
Short-term borrowing from a Founder, 3.40% annual interest, due on June 16, 2024	—	5,020,217	692,320
Total short-term borrowings due to related parties	¥9,009,156	¥20,018,222	$2,760,639

*    The Company repaid the loans in full on maturity date.